Segment Information (Segment Operating Information by Segment) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Segment Reporting Information [Line Items]
Revenues		$ 835,576		$ 749,890		$ 673,803
Segment cost of revenues		(204,394)	[1]	(216,717)	[2]	(243,505)	[3]
Segment gross profit		631,182		533,173		430,298
SBC in cost of revenues	[4]	(277)		(720)		(142)
Gross profit		630,905		532,453		430,156
Operating expenses:
Product development		(264,959)	[1]	(234,615)	[2]	(233,487)	[3]
Sales and marketing		(182,522)	[1]	(159,329)	[2]	(204,992)	[3]
General and administrative		(77,651)	[1]	(51,378)	[2]	(53,421)	[3]
Goodwill impairment and impairment of intangible assets acquired as part of business acquisitions		0		0		(7,245)
SBC in operating expenses	[4]	(8,301)		(13,760)		(2,208)
Total operating expenses		(533,433)		(459,082)		(501,353)
Operating profit/(loss)		97,472		73,371		(71,197)
Other income		29,416		25,993		7,963
Interest income		15,641		7,369		6,103
Interest expense		(7,500)		(6,234)		(14,370)
Exchange difference		(3,462)		(3,800)		1,430
Income/(loss) before income tax expense		131,567		96,699		(70,071)
Income tax expense / benefit		(62,296)		(133,226)		(28,428)
Net income/(loss) from continuing operations		69,271		(36,527)		(98,499)
Net income/(loss) from discontinued operations		864,902		(91,793)		55,108
Net income/(loss)		934,173		(128,320)		(43,391)
Operating Segments [Member] | Sohu [Member]
Segment Reporting Information [Line Items]
Revenues		186,606		201,544		218,442
Segment cost of revenues		(113,881)	[1]	(122,362)	[2]	(148,258)	[3]
Segment gross profit		72,725		79,182		70,184
SBC in cost of revenues	[4]	(1)		(177)		(23)
Gross profit		72,724		79,005		70,161
Operating expenses:
Product development		(113,186)	[1]	(97,681)	[2]	(113,761)	[3]
Sales and marketing		(126,126)	[1]	(106,057)	[2]	(155,226)	[3]
General and administrative		(36,949)	[1]	(25,861)	[2]	(31,330)	[3]
Goodwill impairment and impairment of intangible assets acquired as part of business acquisitions						(7,245)
SBC in operating expenses	[4]	(804)		(1,759)		(1,023)
Total operating expenses		(277,065)		(231,358)		(308,585)
Operating profit/(loss)		(204,341)		(152,353)		(238,424)
Operating Segments [Member] | Changyou [Member]
Segment Reporting Information [Line Items]
Revenues		648,970		548,346		455,380
Segment cost of revenues		(90,517)	[1]	(94,362)	[2]	(95,268)	[3]
Segment gross profit		558,453		453,984		360,112
SBC in cost of revenues	[4]	(276)		(543)		(120)
Gross profit		558,177		453,441		359,992
Operating expenses:
Product development		(151,773)	[1]	(136,934)	[2]	(119,726)	[3]
Sales and marketing		(56,396)	[1]	(53,272)	[2]	(49,768)	[3]
General and administrative		(40,702)	[1]	(25,517)	[2]	(22,074)	[3]
Goodwill impairment and impairment of intangible assets acquired as part of business acquisitions						0
SBC in operating expenses	[4]	(7,497)		(12,001)		(1,185)
Total operating expenses		(256,368)		(227,724)		(192,753)
Operating profit/(loss)		301,809		225,717		167,239
Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues		0		0		(19)
Segment cost of revenues		4	[1]	7	[2]	21	[3]
Segment gross profit		4		7		2
SBC in cost of revenues	[4]	0		0		1
Gross profit		4		7		3
Operating expenses:
Product development		0	[1]	0	[2]	0	[3]
Sales and marketing		0	[1]	0	[2]	2	[3]
General and administrative		0	[1]	0	[2]	(17)	[3]
Goodwill impairment and impairment of intangible assets acquired as part of business acquisitions						0
SBC in operating expenses	[4]	0		0		0
Total operating expenses		0		0		(15)
Operating profit/(loss)		$ 4		$ 7		$ (12)

[1]	Total depreciation and amortization expenses of Sohu and Changyou were $23.4 million and $12.6 million, respectively, for the year ended December 31, 2021.
[2]	Total depreciation and amortization expenses of Sohu and Changyou were $26.4 million and $13.5 million, respectively, for the year ended December 31, 2020.
[3]	Total depreciation and amortization expenses of Sohu and Changyou were $50.7 million and $16.4 million, respectively, for the year ended December 31, 2019.
[4]	“SBC” stands for share-based compensation expense.